Share-Based Compensation - Schedule of Restricted Stock Units Granted (Details) - Restricted Stock Units [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Restricted Stock Units Granted [Line Items]
Number of restricted stock units, Balance at beginning of the year	621,135	157,560	229,331
Weighted average exercise price, Balance at beginning of the year	$ 3.14	$ 10.02	$ 10.08
Number of restricted stock units, Granted	825,687	529,854
Weighted average exercise price, Granted	$ 1.266	$ 1.9
Number of restricted stock units, Vested during the year	(175,991)	(52,521)	(67,458)
Weighted average exercise price, Vested during the year	$ 4.06	$ 10.05	$ 9.91
Number of restricted stock units, Forfeited during the year	(36,259)	(13,758)	(4,313)
Weighted average exercise price, Forfeited during the year	$ 2.75	$ 9.77	$ 14.67
Number of restricted stock units, Balance at end of the year	1,234,572	621,135	157,560
Weighted average exercise price, Balance at end of the year	$ 1.77	$ 3.14	$ 10.02